Partner's Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	4 Months Ended	6 Months Ended			7 Months Ended	11 Months Ended
	Jan. 19, 2016	Apr. 19, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 18, 2014	Jul. 20, 2015	Nov. 18, 2013	Dec. 31, 2015	Dec. 05, 2013
Related Party Transaction
Common unitholders - units issued			20,505,000					20,505,000
Common unitholders - units offered					5,520,000		8,250,000
Subordinated unitholders - units issued			14,985,000					14,985,000
General Partner unitholders - units issued			35,526					35,526
Units issued price per unit							$ 18
Proceeds from issuance of common units, net of issuance costs							$ 136,900
Underwriting discounts and commissions					$ 4,700
Other offering costs					600
Proceeds from issuance of common units, net of commissions and expenses					$ 120,500
Total distributions paid to all classes of unitholders			$ 33,428	$ 30,053
Installment 4 - FY 2015
Related Party Transaction
Distributions paid, Per unit	$ 0.4225
Total distributions paid to all classes of unitholders	$ 15,000
Distributions per unit declared - record date	Feb. 05, 2015
Distributions per unit declared - distribution date	Feb. 12, 2015
Distribution 1 - FY 2016
Related Party Transaction
Distributions paid, Per unit		$ 0.4225
Total distributions paid to all classes of unitholders		$ 15,000
Distributions per unit declared - record date		May 05, 2015
Distributions per unit declared - distribution date		May 12, 2015
General Partner
Related Party Transaction
General Partner Distributions			$ 64	$ 64
Series A Preferred
Related Party Transaction
Preferred Units issued			3,000,000			3,000,000
Preferred Stock Dividend Rate Percentage			9.00%
Preferred stock liquidation preference						$ 25
Issuance of preferred units, net of issuance costs incurred						$ 72,300
Underwriting discounts and commissions						2,400
Offering costs						$ 300
Series A Preferred | Installment 4 - FY 2015
Related Party Transaction
Distributions paid, Per unit	$ 0.5625
Distributions per unit declared - record date	Feb. 05, 2016
Distributions per unit declared - distribution date	Feb. 12, 2016
Series A Preferred | Distribution 1 - FY 2016
Related Party Transaction
Distributions paid, Per unit		$ 0.5625
Distributions per unit declared - record date		May 05, 2016
Distributions per unit declared - distribution date		May 12, 2016
Over-allotment
Related Party Transaction
Common unitholders - units offered					720,000
Dynagas Holding Ltd
Related Party Transaction
Common unitholders - units offered							4,250,000
Dynagas Holding Ltd | Over-allotment
Related Party Transaction
Common unitholders - units offered									1,875,000